Equity	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
EQUITY

15. EQUITY

On September 19, 2024, the Company has authorized and approved a 1-for-50 reverse stock split of the Company’s authorized Class A shares of common stock from 1,800,000,000 shares to 36,000,000 shares, par value of $0.005 per share and Class B shares of common stock from 300,000,000 shares to 6,000,000 shares, par value of $0.005 per share.

On April 14, 2023, the Company closed the initial public offering (the “IPO”), relating to the Company’s 1,750,000 ordinary shares. The Ordinary Shares were priced at $4.00 per share, for aggregate net proceeds to the Company of $6,189,914.

On April 12, 2024, the Company entered into a securities purchase agreement, pursuant to which the Company sold to the purchasers in a registered direct offering, an aggregate of 15,000,000 Class Ordinary A share of its common stock, par value $0.0001 per share at a purchase price of $0.15 per share, for aggregate net proceeds to the Company of $2,250,000.

On May 9, 2024, the Company’s board of directors granted 9,800,000 Class A Ordinary Shares of the Company, at the price of $0.23 per share, pursuant to the Company’s 2024 Omnibus Equity Plan, to certain officers, directors and employees of the Company. The Company recorded an expense of $2.28 million in the fiscal year 2024.

On July 26, 2024, the Company entered into a securities purchase agreement, pursuant to which the Company sold to the purchasers in a registered direct offering, an aggregate of 120,000,000 Class Ordinary A share of its common stock, par value $0.0001 per share at a purchase price of $0.15 per share, for aggregate net proceeds to the Company of $18,000,000, after deducting fees to the placement agent and other offering expenses payable by the Company.

On July 26, 2024, Heng Yang Investment Management CO Pte. Ltd., Hengrui Investment Holding Ltd., Heng Yu Capital Investment Pet. Ltd., Jinqiu Investment Holding Co. Ltd., Joygrace Investment Pet. Ltd., Rongcheng Investment Holdings Limited, Tianhui Investment Holding Co. Limited, (“Holders”), or its assigns, in partial consideration for entering into that certain Share Purchase Agreement, by and between the Company and Holders, is entitled, subject to the provisions of this Warrant, to purchase from the Company 240,000,000 fully paid and nonassessable shares of Class A Ordinary Shares of the Company (the “Warrant Shares”). Holders may purchase the afore-mentioned number of shares of Warrant Shares of the Company at a purchase price per share of $0.20 (the “Exercise Price”).

On August 13, 2024, Gan Xiaochun (“Holder”), or its assigns, in partial consideration for entering into that certain Share Purchase Agreement, by and between the Company and Holder, is entitled, subject to the provisions of this Warrant, to purchase from the Company 30,000,000 fully paid and nonassessable shares of Class A Ordinary Shares of the Company (the “Warrant Shares”). Holder may purchase the afore-mentioned number of shares of Warrant Shares of the Company at a purchase price per share of $0.20 (the “Exercise Price”).

The share numbers in this Note 15 are pre-reverse stock split effected on September 19, 2024.

During the fiscal years ended September 30, 2024, 2023 and 2022, the Company’s PRC subsidiaries collectively contributed $26,318, $89,940 and $363,257 of profits to their statutory reserves, respectively.